Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity

Note N: Shareholders’ Equity

The authorized capital structure of the Company includes 100,000,000 shares of common stock, with a par value of $0.01 a share. At December 31, 2018, approximately 1,819,000 common shares were reserved for issuance under stock-based award plans.

Pursuant to authority granted by its Board of Directors, the Company can repurchase up to 20,000,000 shares of common stock. The Company repurchased 521,140, 457,742 and 1,587,987 shares of common stock during 2018, 2017 and 2016, respectively.  At December 31, 2018, 14,147,751 shares of common stock were remaining under the Company’s repurchase authorization.